Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 5,278,521	$ 4,662,572	$ 4,508,400
Cost of revenues	3,920,473	3,497,465	3,371,933
Gross profit	1,358,048	1,165,107	1,136,467
Operating expenses:
Research and development, net	395,087	359,745	331,757
Marketing and selling, net	291,751	290,703	301,400
General and administrative, net	267,362	223,935	214,749
Other operating income, net	(14,660)	(34,963)	(33,049)
Total operating expenses	939,540	839,420	814,857
Operating income	418,508	325,687	321,610
Financial expenses, net	(40,393)	(71,270)	(69,072)
Other income (expenses), net	5,336	7,408	(6,243)
Income before income taxes	383,451	261,825	246,295
Income taxes	(131,387)	(36,443)	(19,414)
Net income after taxes	252,064	225,382	226,881
Equity in net earnings of affiliated companies and partnerships	22,599	12,604	1,774
Net income	274,663	237,986	228,655
Less: net income attributable to non-controlling interests	(313)	(328)	(798)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 274,350	$ 237,658	$ 227,857
Earnings Per Share [Abstract]
Basic net earnings per share (in usd per share)	$ 6.21	$ 5.38	$ 5.20
Diluted net earnings per share (in usd per share)	$ 6.20	$ 5.38	$ 5.20
Weighted average number of shares used in computation of basic earnings per share (in shares)	44,204	44,198	43,787
Weighted average number of shares used in computation of diluted earnings per share (in shares)	44,278	44,215	43,848